FAIR VALUE (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Transfers from Level 1 to Level 2	$ 0		$ 0				$ 0
Transfers from Level 2 to Level 1	0		0				0
Other real estate, carrying amount	192,000	296,000	192,000	296,000	296,000	268,000	296,000
Outstanding balance	261,000	454,000	261,000	454,000	454,000	336,000	454,000
Other real estate, valuation allowance	69,000	158,000	69,000	158,000	158,000	68,000	158,000
Other real estate, write-down	$ 0	$ 10,000	$ 54,000	$ 139,000	$ 157,000	$ 68,000
Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Appraisal values discounted to allow for selling expenses and fees			5.00%		10.00%
Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Appraisal values discounted to allow for selling expenses and fees			10.00%		5.00%